Label	Element	Value
One point three seven five percentage notes two thousand thirty [member] | Euro Member Countries, Euro | NETHERLANDS | Other Group Companies [Member]
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	1.375%
Borrowings	ifrs-full_Borrowings	€ 644,000,000
Borrowings	ifrs-full_Borrowings	€ 643,000,000
One point three seven five percentage notes two thousand thirty [member] | United States of America, Dollars | UNITED STATES | Other Group Companies [Member]
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	1.375%
Borrowings	ifrs-full_Borrowings	€ 395,000,000
Borrowings	ifrs-full_Borrowings	409,000,000
Borrowings, Fair Value Adjustment	ul_BorrowingsFairValueAdjustment	31,000,000
Borrowings, Fair Value Adjustment	ul_BorrowingsFairValueAdjustment	€ 10,000,000
Three point five zero zero percentage notes two thousand twenty eight [member] | United States of America, Dollars | UNITED STATES | Other Group Companies [Member]
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	3.50%
Borrowings	ifrs-full_Borrowings	€ 641,000,000
Borrowings	ifrs-full_Borrowings	697,000,000
Commercial Paper 1 [Member] | United States of America, Dollars | UNITED STATES | Other Group Companies [Member]
Borrowings	ifrs-full_Borrowings	2,370,000,000
Borrowings	ifrs-full_Borrowings	1,848,000,000
Commercial Paper 1 [Member] | United States of America, Dollars | NETHERLANDS | Other Group Companies [Member]
Borrowings	ifrs-full_Borrowings	1,320,000,000
Borrowings	ifrs-full_Borrowings	0
Commercial Paper 1 [Member] | United Kingdom, Pounds | Unilever PLC [Member]
Borrowings	ifrs-full_Borrowings	238,000,000
Borrowings	ifrs-full_Borrowings	€ 0
1.750% Notes 2030 [Member] | Euro Member Countries, Euro | NETHERLANDS | Other Group Companies [Member]
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	1.75%
Borrowings	ifrs-full_Borrowings	€ 995,000,000
Borrowings	ifrs-full_Borrowings	€ 994,000,000
Four Point Two Five Zero Percentage Notes Two Thousand Twenty One [Member] | United States of America, Dollars | UNITED STATES | Other Group Companies [Member]
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	4.25%
Borrowings	ifrs-full_Borrowings	€ 0
Borrowings	ifrs-full_Borrowings	€ 812,000,000
Zero Point Five Zero Zero Percentage Notes Two Thousand Twenty Four [Member] | Euro Member Countries, Euro | NETHERLANDS | Other Group Companies [Member]
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	0.50%
Borrowings	ifrs-full_Borrowings	€ 497,000,000
Borrowings	ifrs-full_Borrowings	€ 496,000,000
One point one two five percentage bonds two thousand twenty two [member] | United Kingdom, Pounds | Unilever PLC [Member]
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	1.125%
Borrowings	ifrs-full_Borrowings	€ 417,000,000
Borrowings	ifrs-full_Borrowings	€ 387,000,000
One Point Five Zero Zero Percentage Notes Two Thousand Thirty Nine [Member] | Euro Member Countries, Euro | Unilever PLC [Member]
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	1.50%
Borrowings	ifrs-full_Borrowings	€ 647,000,000
Borrowings	ifrs-full_Borrowings	€ 646,000,000
One Point Seven Five Zero Percentage Notes 2031 One [Member] | United States of America, Dollars | UNITED STATES | Other Group Companies [Member]
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	1.75%
Borrowings	ifrs-full_Borrowings	€ 727,000,000
Borrowings	ifrs-full_Borrowings	0
Borrowings, Fair Value Adjustment	ul_BorrowingsFairValueAdjustment	€ 16,000,000
FIve Point Six Zero Zero Percentage Bonds Two Thousand Ninety Seven [Member] | United States of America, Dollars | UNITED STATES | Other Group Companies [Member]
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	5.60%
Borrowings	ifrs-full_Borrowings	€ 80,000,000
Borrowings	ifrs-full_Borrowings	€ 74,000,000
Seven Point Two Five Zero Percentage Bonds Two Thousand Twenty Six [Member] | United States of America, Dollars | UNITED STATES | Other Group Companies [Member]
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	7.25%
Borrowings	ifrs-full_Borrowings	€ 259,000,000
Borrowings	ifrs-full_Borrowings	€ 238,000,000
Zero point zero zero zero percentage notes two thousand twenty one [member] | Euro Member Countries, Euro | NETHERLANDS | Other Group Companies [Member]
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	0.00%
Borrowings	ifrs-full_Borrowings	€ 0
Borrowings	ifrs-full_Borrowings	€ 499,000,000
One Point One Two Five Percentage Bonds Two Thousand Twenty Eight [Member] | Euro Member Countries, Euro | NETHERLANDS | Other Group Companies [Member]
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	1.125%
Borrowings	ifrs-full_Borrowings	€ 695,000,000
Borrowings	ifrs-full_Borrowings	€ 695,000,000
One Point Zero Percentage Notes Two Thousand Twenty Three [member] | Euro Member Countries, Euro | NETHERLANDS | Other Group Companies [Member]
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	1.00%
Borrowings	ifrs-full_Borrowings	€ 499,000,000
Borrowings	ifrs-full_Borrowings	€ 498,000,000
One point zero zero zero percentage notes two thousand twenty seven [member] | Euro Member Countries, Euro | NETHERLANDS | Other Group Companies [Member]
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	1.00%
Borrowings	ifrs-full_Borrowings	€ 598,000,000
Borrowings	ifrs-full_Borrowings	€ 598,000,000
Zero Point Five Zero Zero Percentage Notes Two Thousand Twenty Three [Member] | Euro Member Countries, Euro | NETHERLANDS | Other Group Companies [Member]
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	0.50%
Borrowings	ifrs-full_Borrowings	€ 499,000,000
Borrowings	ifrs-full_Borrowings	€ 498,000,000
Three point five zero zero percentage bonds two thousand twenty eight [member] | United States of America, Dollars | UNITED STATES | Other Group Companies [Member]
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	3.50%
Borrowings	ifrs-full_Borrowings	€ 437,000,000
Borrowings	ifrs-full_Borrowings	€ 402,000,000
Three point zero zero zero percentage notes two thousand twenty two [member] | United States of America, Dollars | UNITED STATES | Other Group Companies [Member]
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	3.00%
Borrowings	ifrs-full_Borrowings	€ 441,000,000
Borrowings	ifrs-full_Borrowings	€ 406,000,000
One point eight seven five percentage bonds two thousand twenty nine [member] | United Kingdom, Pounds | Unilever PLC [Member]
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	1.875%
Borrowings	ifrs-full_Borrowings	€ 296,000,000
Borrowings	ifrs-full_Borrowings	€ 274,000,000
Two Point Six Two Five Percentage Notes 2051 One [Member] | United States of America, Dollars | UNITED STATES | Other Group Companies [Member]
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	2.625%
Borrowings	ifrs-full_Borrowings	€ 563,000,000
Borrowings	ifrs-full_Borrowings	€ 0
One point three seven five percentage bonds two thousand twenty nine [member] | Euro Member Countries, Euro | NETHERLANDS | Other Group Companies [Member]
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	1.375%
Borrowings	ifrs-full_Borrowings	€ 745,000,000
Borrowings	ifrs-full_Borrowings	€ 744,000,000
1.250% Notes 2025 [Member] | Euro Member Countries, Euro | NETHERLANDS | Other Group Companies [Member]
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	1.25%
Borrowings	ifrs-full_Borrowings	€ 999,000,000
Borrowings	ifrs-full_Borrowings	€ 999,000,000
Three point one two five percentage notes two thousand twenty three [member] | United States of America, Dollars | UNITED STATES | Other Group Companies [Member]
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	3.125%
Borrowings	ifrs-full_Borrowings	€ 484,000,000
Borrowings	ifrs-full_Borrowings	€ 445,000,000
Three point three seven five percentage notes two thousand twenty five [member] | United States of America, Dollars | UNITED STATES | Other Group Companies [Member]
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	3.375%
Borrowings	ifrs-full_Borrowings	€ 307,000,000
Borrowings	ifrs-full_Borrowings	€ 283,000,000
Two point nine zero zero percentage notes two thousand twenty seven [member] | United States of America, Dollars | UNITED STATES | Other Group Companies [Member]
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	2.90%
Borrowings	ifrs-full_Borrowings	€ 873,000,000
Borrowings	ifrs-full_Borrowings	€ 803,000,000
One point one two five percentage bonds two thousand twenty seven [Member] | Euro Member Countries, Euro | NETHERLANDS | Other Group Companies [Member]
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	1.125%
Borrowings	ifrs-full_Borrowings	€ 697,000,000
Borrowings	ifrs-full_Borrowings	697,000,000
Other loans [Member] | SWITZERLAND | Other Group Companies [Member]
Borrowings	ifrs-full_Borrowings	27,000,000
Borrowings	ifrs-full_Borrowings	€ 16,000,000
One point three seven five percentage bonds two thousand twenty four [member] | United Kingdom, Pounds | Unilever PLC [Member]
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	1.375%
Borrowings	ifrs-full_Borrowings	€ 298,000,000
Borrowings	ifrs-full_Borrowings	€ 276,000,000
One Point Five Zero Zero Percentage Notes Two Thousand Twenty Six [Member] | United Kingdom, Pounds | Unilever PLC [Member]
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	1.50%
Borrowings	ifrs-full_Borrowings	€ 550,000,000
Borrowings	ifrs-full_Borrowings	€ 592,000,000
Two point two zero zero percentage notes two thousand twenty two [member] | United States of America, Dollars | UNITED STATES | Other Group Companies [Member]
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	2.20%
Borrowings	ifrs-full_Borrowings	€ 750,000,000
Borrowings	ifrs-full_Borrowings	€ 689,000,000
Three Point One Zero Zero Percentage Notes Two Thousand Twenty Five [Member] | United States of America, Dollars | UNITED STATES | Other Group Companies [Member]
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	3.10%
Borrowings	ifrs-full_Borrowings	€ 403,000,000
Borrowings	ifrs-full_Borrowings	€ 439,000,000
Three point two five zero percentage notes two thousand twenty four [member] | United States of America, Dollars | UNITED STATES | Other Group Companies [Member]
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	3.25%
Borrowings	ifrs-full_Borrowings	€ 440,000,000
Borrowings	ifrs-full_Borrowings	€ 404,000,000
Zero Point Six Two Six Percentage Notes 2024 One [Member] | United States of America, Dollars | UNITED STATES | Other Group Companies [Member]
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	0.626%
Borrowings	ifrs-full_Borrowings	€ 0
Borrowings	ifrs-full_Borrowings	€ 441,000,000
Six Point Six Two Five Percentage Bonds Two Thousand Twenty Eight [Member] | United States of America, Dollars | UNITED STATES | Other Group Companies [Member]
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	6.625%
Borrowings	ifrs-full_Borrowings	€ 206,000,000
Borrowings	ifrs-full_Borrowings	€ 189,000,000
Two Point Six Zero Zero Percentage Notes 2024 One [Member] | United States of America, Dollars | UNITED STATES | Other Group Companies [Member]
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	2.60%
Borrowings	ifrs-full_Borrowings	€ 448,000,000
Borrowings	ifrs-full_Borrowings	€ 415,000,000
Two point six zero zero percentage notes two thousand twenty four [member] | United States of America, Dollars | UNITED STATES | Other Group Companies [Member]
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	2.60%
Borrowings	ifrs-full_Borrowings	€ 439,000,000
Borrowings	ifrs-full_Borrowings	€ 404,000,000
Zero point five zero zero percentage bonds two thousand twenty five [Member] | Euro Member Countries, Euro | NETHERLANDS | Other Group Companies [Member]
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	0.50%
Borrowings	ifrs-full_Borrowings	€ 646,000,000
Borrowings	ifrs-full_Borrowings	€ 645,000,000
Two Point One Two Five Percentage Notes Two Thousand Twenty Nine [Member] | United States of America, Dollars | UNITED STATES | Other Group Companies [Member]
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	2.125%
Borrowings	ifrs-full_Borrowings	€ 683,000,000
Borrowings	ifrs-full_Borrowings	€ 743,000,000
Zero Point Five Zero Zero Percentage Notes Two Thousand Twenty Two [Member] | Euro Member Countries, Euro | NETHERLANDS | Other Group Companies [Member]
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	0.50%
Borrowings	ifrs-full_Borrowings	€ 749,000,000
Borrowings	ifrs-full_Borrowings	€ 750,000,000
Two Point Zero Zero Zero Percentage Notes Two Thousand Twenty Six [Member] | United States of America, Dollars | UNITED STATES | Other Group Companies [Member]
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	2.00%
Borrowings	ifrs-full_Borrowings	€ 612,000,000
Borrowings	ifrs-full_Borrowings	€ 563,000,000
Zero point eight seven five percentage bonds two thousand twenty five [member] | Euro Member Countries, Euro | NETHERLANDS | Other Group Companies [Member]
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	0.875%
Borrowings	ifrs-full_Borrowings	€ 648,000,000
Borrowings	ifrs-full_Borrowings	€ 648,000,000
Two point seven five zero percentage bonds two thousand twenty one [member] | United States of America, Dollars | UNITED STATES | Other Group Companies [Member]
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	2.75%
Borrowings	ifrs-full_Borrowings	€ 0
Borrowings	ifrs-full_Borrowings	€ 324,000,000
Zero point three seven five percentage bonds two thousand twenty three [member] | Euro Member Countries, Euro | NETHERLANDS | Other Group Companies [Member]
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	0.375%
Borrowings	ifrs-full_Borrowings	€ 599,000,000
Borrowings	ifrs-full_Borrowings	€ 600,000,000
Zero point three seven five percentage bonds two thousand twenty three [member] | United States of America, Dollars | UNITED STATES | Other Group Companies [Member]
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	0.375%
Borrowings	ifrs-full_Borrowings	€ 405,000,000
Borrowings	ifrs-full_Borrowings	€ 441,000,000
One Point Six Two Five Percentage Notes Two Thousand Thirty Three Member [Member] | Euro Member Countries, Euro | NETHERLANDS | Other Group Companies [Member]
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	1.625%
Borrowings	ifrs-full_Borrowings	€ 793,000,000
Borrowings	ifrs-full_Borrowings	€ 793,000,000
Five Point Nine Zero Zero Percentage Bonds Two Thousand Thirty Two [Member] | United States of America, Dollars | UNITED STATES | Other Group Companies [Member]
Borrowings, interest rate	ifrs-full_BorrowingsInterestRate	5.90%
Borrowings	ifrs-full_Borrowings	€ 875,000,000
Borrowings	ifrs-full_Borrowings	€ 809,000,000